INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Patents and licenses		$ 1,084,081	$ 516,935
Less accumulated amortization		(186,927)	(125,437)
Intangible assets, gross		897,154	391,498
Software development costs		583,826	663,758
Intangible assets	$ 1,443,991	$ 1,480,980	$ 1,055,256